Libor Interest rate (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Abstract]
Non derivative financial assets (Details)
(a)	Non-derivative financial assets

	2021
	Carrying Value
	USD LIBOR(*2)		JPY LIBOR	EUR LIBOR	Other LIBORs
Due from banks and loans at amortized cost:
Loans	~~W~~	2,768,972	207,660	49,642	122,104
Securities at fair value through other comprehensive income:
Financial institution bonds		167,167	—	—	—
Corporate bonds and others		281,949	—	—	—

		449,116	—	—	—

Commitments and guarantee contracts (*1)	~~W~~	280,224	39,148	56,552	13,853

(*1)	The commitments and guarantee contracts are in nominal amount.
(*2)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

	2022
	Carrying Value
	USD LIBOR(*2)		JPY LIBOR	EUR LIBOR	Other LIBORs
Due from banks and loans at amortized cost:
Loans	~~W~~	2,511,050	—	—	—
Financial assets at fair value through profit or loss:
Corporate bonds and others		253,126	—	—	—
Securities at fair value through other comprehensive income:
Financial institution bonds		189,047	—	—	—
Corporate bonds and others		229,030	—	—	—

		418,077	—	—	—

Commitments and financial guarantee contracts (*1)	~~W~~	217,839	—	—	—

(*1)	The commitments and guarantee contracts are in nominal amount.
(*2)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

(b)	Non-derivative financial liabilities

	2021
	Carrying Value
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Financial liabilities at amortized cost:
Deposits	~~W~~	200,000	—	—	—
Borrowings		347,420	—	—	—
Debt securities issued		986,871	—	—	—

	~~W~~	1,534,291	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

	2022
	Carrying Value
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Financial liabilities at amortized cost:
Deposits	~~W~~	200,000	—	—	—
Borrowings		50,692	—	—	—
Debt securities issued		1,355,525	—	—	—

	~~W~~	1,606,217	—	—	—

Financial liabilities designated at fair value through profit or loss
Derivatives-combined securities	~~W~~	15,000	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

(c)	Derivatives

	2021
	Notional amount
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Trading:
Interest rates related	~~W~~	10,772,390	—	—	—
Foreign currency related		10,900,844	—	—	—
Equity related		268,243	—	—	—
Credit related		1,108	—	—	—
Others		379,360	—	—	—

		22,321,945	—	—	—

Hedge:
Interest rates related		4,150,155	—	—	—
Foreign currency related		278,705	—	—	—

	~~W~~	4,428,860	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.

	2022
	Notional amount
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Trading:
Interest rates related	~~W~~	11,488,018	—	—	—
Foreign currency related		11,718,419	—	—	—
Equity related		183,779	—	—	—
Credit related		2,370	—	—	—
Others		405,536	—	—	—

		23,798,122	—	—	—

Hedge:
Interest rates related		4,196,714	—	—	—
Foreign currency related		258,529	—	—	—

	~~W~~	4,455,243	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.